Note 9 - Warrants (Details Narrative) - CAD	3 Months Ended		6 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Nov. 30, 2016	Nov. 30, 2015
Warrants [Abstract]
Class of Warrant or Right, Outstanding	5,170,464	2,361,742	5,170,464	2,361,742	5,476,482	5,429,300
Warrant exercises	31,044	0	306,018	232,556
Issuance of Shares on Exercise of Warrants (in Dollars)	CAD 15,522	CAD 0	CAD 153,009	CAD 58,139
Proceeds from Warrant Exercises (in Dollars)	CAD 29,958	CAD 0	CAD 295,308	CAD 122,092